Quarterly Holdings Report
for
Fidelity Freedom® Blend 2045 Fund
December 31, 2022
FBF-Y45-NPRT3-0323
1.9892476.104
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $1,931,895)	1,940,000	1,932,336

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	14,144,732	141,164,421
Fidelity Series Commodity Strategy Fund (c)	91,355	9,623,319
Fidelity Series Large Cap Growth Index Fund (c)	6,581,811	89,051,908
Fidelity Series Large Cap Stock Fund (c)	5,969,253	98,671,751
Fidelity Series Large Cap Value Index Fund (c)	13,307,421	183,509,338
Fidelity Series Small Cap Opportunities Fund (c)	3,857,982	45,022,649
Fidelity Series Small Capital Core Fund (c)	32,023	313,505
Fidelity Series Value Discovery Fund (c)	4,578,831	67,583,542
TOTAL DOMESTIC EQUITY FUNDS (Cost $675,822,851)		634,940,433

International Equity Funds - 41.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,894,420	38,003,740
Fidelity Series Emerging Markets Fund (c)	2,323,823	17,986,390
Fidelity Series Emerging Markets Opportunities Fund (c)	10,366,768	161,928,918
Fidelity Series International Growth Fund (c)	5,921,853	84,445,623
Fidelity Series International Index Fund (c)	3,434,184	35,200,382
Fidelity Series International Small Cap Fund (c)	1,761,769	26,144,659
Fidelity Series International Value Fund (c)	8,392,455	84,176,323
Fidelity Series Overseas Fund (c)	7,757,361	84,244,941
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $586,347,995)		532,130,976

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	153,278	1,180,240
Fidelity Series Emerging Markets Debt Fund (c)	905,069	6,643,204
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	252,501	2,194,232
Fidelity Series Floating Rate High Income Fund (c)	142,884	1,254,523
Fidelity Series High Income Fund (c)	817,951	6,592,685
Fidelity Series Long-Term Treasury Bond Index Fund (c)	12,409,260	72,718,265
Fidelity Series Real Estate Income Fund (c)	254,277	2,400,378
TOTAL BOND FUNDS (Cost $118,156,384)		92,983,527

Short-Term Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	2,242,556	2,243,004
Fidelity Series Government Money Market Fund 4.35% (c)(e)	2,494,840	2,494,840
Fidelity Series Short-Term Credit Fund (c)	18,070	172,569
Fidelity Series Treasury Bill Index Fund (c)	689,189	6,857,434
TOTAL SHORT-TERM FUNDS (Cost $11,770,100)		11,767,847

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,394,029,225)	1,273,755,119
NET OTHER ASSETS (LIABILITIES) - 0.0%	110,483
NET ASSETS - 100.0%	1,273,865,602

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	176	Mar 2023	19,764,250	(52,296)	(52,296)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	30	Mar 2023	3,237,891	(23,092)	(23,092)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	57	Mar 2023	7,655,813	16,633	16,633

TOTAL PURCHASED					(58,755)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	51	Mar 2023	9,845,550	274,990	274,990
MSCI EAFE Index Future (United States)	58	Mar 2023	5,653,260	91,166	91,166
MSCI Emerging Markets Index Future (United States)	89	Mar 2023	4,269,330	40,497	40,497

TOTAL SOLD					406,653

TOTAL FUTURES CONTRACTS					347,898
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,932,336.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	530,452	15,322,221	13,609,669	22,250	-	-	2,243,004	0.0%
Total	530,452	15,322,221	13,609,669	22,250	-	-	2,243,004

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,263,256	278,432	100,278	73,491	(5,093)	(256,077)	1,180,240
Fidelity Series Blue Chip Growth Fund	136,296,481	62,001,387	10,665,609	4,588,312	(3,620,767)	(42,847,071)	141,164,421
Fidelity Series Canada Fund	41,173,625	9,492,973	6,296,562	1,200,768	(257,816)	(6,108,480)	38,003,740
Fidelity Series Commodity Strategy Fund	18,652,293	13,860,825	11,655,615	9,871,490	(2,712,725)	(8,521,459)	9,623,319
Fidelity Series Corporate Bond Fund	1,346,748	64,238	1,339,538	5,925	(74,633)	3,185	-
Fidelity Series Emerging Markets Debt Fund	6,149,031	1,444,082	259,752	266,619	(45,971)	(644,186)	6,643,204
Fidelity Series Emerging Markets Debt Local Currency Fund	2,080,455	357,524	175,303	-	(29,906)	(38,538)	2,194,232
Fidelity Series Emerging Markets Fund	17,395,680	5,276,262	1,806,421	452,015	(501,277)	(2,377,854)	17,986,390
Fidelity Series Emerging Markets Opportunities Fund	160,323,422	44,311,452	18,825,474	3,893,413	(7,587,857)	(16,292,625)	161,928,918
Fidelity Series Floating Rate High Income Fund	1,258,035	457,358	405,375	59,198	(11,189)	(44,306)	1,254,523
Fidelity Series Government Bond Index Fund	1,976,097	84,557	1,999,153	4,131	(67,867)	6,366	-
Fidelity Series Government Money Market Fund 4.35%	-	3,626,975	1,132,135	12,206	-	-	2,494,840
Fidelity Series High Income Fund	7,643,774	1,445,311	1,656,003	319,887	(112,038)	(728,359)	6,592,685
Fidelity Series International Growth Fund	82,385,518	19,917,792	6,524,192	2,872,104	(1,472,298)	(9,861,197)	84,445,623
Fidelity Series International Index Fund	34,968,147	8,037,992	4,443,835	922,445	(416,434)	(2,945,488)	35,200,382
Fidelity Series International Small Cap Fund	25,690,627	6,152,240	1,099,062	1,554,539	(272,090)	(4,327,056)	26,144,659
Fidelity Series International Value Fund	83,194,205	21,234,861	13,728,006	2,812,789	(825,111)	(5,699,626)	84,176,323
Fidelity Series Investment Grade Bond Fund	2,087,232	94,972	2,101,368	7,503	(86,527)	5,691	-
Fidelity Series Investment Grade Securitized Fund	1,395,912	61,799	1,418,664	2,994	(43,144)	4,097	-
Fidelity Series Large Cap Growth Index Fund	85,890,167	32,079,576	7,291,697	1,153,689	(595,627)	(21,030,511)	89,051,908
Fidelity Series Large Cap Stock Fund	95,814,463	27,810,168	12,472,762	5,901,165	(1,131,382)	(11,348,736)	98,671,751
Fidelity Series Large Cap Value Index Fund	183,415,410	39,277,310	20,522,087	6,559,497	(921,518)	(17,739,777)	183,509,338
Fidelity Series Long-Term Treasury Bond Index Fund	67,601,717	27,315,146	5,137,149	1,387,262	(1,125,748)	(15,935,701)	72,718,265
Fidelity Series Overseas Fund	82,834,157	18,375,959	5,815,994	1,512,562	(1,204,346)	(9,944,835)	84,244,941
Fidelity Series Real Estate Income Fund	4,499,453	1,539,589	2,962,586	292,463	(250,742)	(425,336)	2,400,378
Fidelity Series Short-Term Credit Fund	-	172,173	-	375	-	396	172,569
Fidelity Series Small Cap Opportunities Fund	46,094,675	9,915,356	4,456,549	2,167,905	(458,536)	(6,072,297)	45,022,649
Fidelity Series Small Capital Core Fund	-	313,505	-	-	-	-	313,505
Fidelity Series Treasury Bill Index Fund	-	8,029,897	1,168,646	41,489	(1,168)	(2,649)	6,857,434
Fidelity Series Value Discovery Fund	67,811,448	14,902,323	9,993,603	3,500,362	(449,106)	(4,687,520)	67,583,542
	1,259,242,028	377,932,034	155,453,418	51,436,598	(24,280,916)	(187,859,949)	1,269,579,779

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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